SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Effects of Stock-Based Compensation in the Statements of Operations

	Year ended December 31,
	2 0 2 1	2 0 2 0	2 0 1 9
Cost of Revenues:
Product	1,358	927	534
Service	802	437	469
Research and Development	3,994	2,556	2,206
Sales and Marketing	2,221	1,531	1,121
General and Administrative	2,113	1,498	762
Total	10,488	6,949	5,092

Status of the Company's Share Option Plans
	2021
	Share Options	Weighted Average Exercise Price
Outstanding - beginning of year	797,279	22.29
Granted	9,615	102.35
Exercised	(236,652)	18.76
Expired and forfeited	(84,700)	23.85
Outstanding - year end	485,542	25.33

Options exercisable at year end	327,859	21.09

Information about Share Options Outstanding

Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
(US dollars)		(in years)	(US dollars)		(US dollars)

10.24-20.00	134,047	1.12	11.53	134,047	11.53
20.01-35.00	309,054	3.61	26.59	185,815	26.85
35.01-50.00	28,635	5.43	46.08	6,948	46.27
50.01-70.00	4,191	5.63	54.67	1,049	54.67
70.01-102.35	9,615	5.48	102.35	-	-
	485,542		25.33	327,859	21.09

Schedule of Unvested Restricted Share Units

	2021
	Number of RSUs	Weighted average grant date fair value (USD)
Unvested - beginning of year	468,561	39.14
Granted	197,941	103.84
Vested	(165,530)	35.88
Canceled	(37,771)	41.55
Unvested at year end	463,201	67.79